Shareholders' Equity (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	$ 2,216	$ 2,471	$ 1,409
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	189	118	33
Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	473	625	529
Sales and marketing, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	499	199	380
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	$ 1,055	$ 1,529	$ 467

[1]	Including $1,335, $1,331 and $342 of compensation cost related to RSUs for the year ended December 31, 2017, 2016 and 2015, respectively.